Fees Summary	Sep. 23, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 1,497,780,000.00
Previously Paid Amount	0.00
Total Fee Amount	229,310.12
Total Offset Amount	0.00
Net Fee	$ 229,310.12
Narrative - Max Aggregate Offering Amount | shares	1,497,780,000
Final Prospectus	true